ADVANCED TO SUPPLIERS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
SCHEDULE OF ADVANCED TO SUPPLIERS

	As of
	March 31, 2025	June 30 2024
Advanced to suppliers-third parties	$10,837,402	$8,514,694
Advanced to suppliers-related parties	$1,299,565	1,194,205
Total advanced to suppliers	$12,136,967	$9,708,899

Gamehaus Inc [Member]
SCHEDULE OF ADVANCED TO SUPPLIERS
	As of June 30,
	2024	2023
Advanced to suppliers-third parties	$8,514,694	$8,093,289
Advanced to suppliers-related parties	1,194,205	3,719,589
Total advanced to suppliers	$9,708,899	$11,812,878